Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.19%
California–97.47%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 B, Ref. RB(a)(b)	5.00%	07/01/2022	$ 250	$ 257,023
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(c)	5.50%	12/01/2023	175	177,714
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	565	573,247
Adelanto (City of), CA Public Utility Authority; Series 2014 A, RB	5.00%	07/01/2024	2,275	2,282,412
Alameda (County of), CA Corridor Transportation Authority; Series 2013 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2029	1,750	1,893,040
Alameda (County of), CA Redevelopment Successor Agency; Series 2006 A, RB (INS - NATL)(c)	4.38%	08/01/2030	10	10,027
Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(c)	6.00%	12/15/2024	100	102,884
Bay Area Toll Authority;
Series 2007, VRD RB(d)	0.04%	04/01/2047	11,800	11,800,000
Series 2008 C1, Ref. VRD RB(d)	0.04%	04/01/2045	5,840	5,840,000
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	40	40,140
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	740	821,121
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(a)(b)	5.00%	09/01/2023	655	708,582
Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(c)	5.63%	10/01/2033	25	25,511
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(c)	5.50%	09/01/2027	70	70,439
California (County of), CA Tobacco Securitization Agency; Series 2020 B-1, Ref. RB	4.00%	06/01/2049	650	737,084
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	10,135	12,270,997
California (State of);
Series 1992, GO Bonds	5.50%	10/01/2022	20	20,354
Series 1992, GO Bonds (INS - NATL)(c)	5.00%	11/01/2022	30	30,602
Series 1992, GO Bonds (INS - FGIC)(c)	5.00%	11/01/2022	5	5,100
Series 1993, GO Bonds (INS - NATL)(c)	5.90%	04/01/2023	115	117,165
Series 1993, GO Bonds	5.90%	04/01/2023	730	743,743
Series 1994, GO Bonds	5.75%	03/01/2023	55	55,755
Series 1994, GO Bonds	6.00%	03/01/2024	45	45,659
Series 1994, GO Bonds	6.00%	05/01/2024	5	5,122
Series 1994, GO Bonds (INS - NATL)(c)	6.00%	08/01/2024	70	70,675
Series 1995, GO Bonds (INS - AMBAC)(c)	5.90%	03/01/2025	50	50,715
Series 1996, GO Bonds (INS - FGIC)(c)	5.38%	06/01/2026	110	112,885
Series 1996, GO Bonds (INS - NATL)(c)	5.38%	06/01/2026	15	15,393
Series 1996, Ref. GO Bonds	5.63%	09/01/2024	10	10,136
Series 1997, GO Bonds (INS - NATL)(c)	5.00%	10/01/2023	5	5,019
Series 1997, GO Bonds	5.00%	10/01/2023	15	15,057
Series 1997, GO Bonds (INS - NATL)(c)	5.63%	10/01/2023	235	239,148
Series 1997, GO Bonds (INS - NATL)(c)	5.63%	10/01/2026	10	10,182
Series 1997, GO Bonds	5.13%	10/01/2027	20	20,081
Series 2000, GO Bonds	5.63%	05/01/2026	40	40,178
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,021
Series 2002, GO Bonds	5.00%	10/01/2022	5	5,020
Series 2002, GO Bonds (INS - SGI)(c)	5.00%	10/01/2028	5	5,020
Series 2012, GO Bonds	5.25%	04/01/2035	1,820	1,850,057
Series 2012, GO Bonds	5.00%	09/01/2036	750	776,393
Series 2012, GO Bonds	5.00%	09/01/2042	1,065	1,102,314
Series 2012, Ref. GO Bonds	4.00%	09/01/2028	4,300	4,416,277
Series 2013, GO Bonds	5.00%	04/01/2043	250	265,006
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	815	926,135
Series 2018, GO Bonds	5.25%	10/01/2039	7,795	9,278,855
Series 2018, Ref. GO Bonds	5.00%	10/01/2029	2,725	2,896,106
Series 2019, Ref. GO Bonds	4.00%	10/01/2039	5,000	5,963,389
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	6,020	7,270,291
Series 2021, GO Bonds	5.00%	12/01/2032	1,500	1,788,695
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Series 2021, GO Bonds	5.00%	12/01/2034	$ 1,500	$ 1,785,022
California (State of) Communities Development Authority (Fairway Family Apartments); Series 2006 H, VRD RB(d)(e)	0.06%	12/15/2037	7,000	7,000,000
California (State of) Communities Development Authority (Golden Age Apartments); Series 2009 H, VRD RB(d)	0.05%	04/01/2041	2,920	2,920,000
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(c)	5.63%	04/01/2026	680	691,588
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	703,499
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	245	245,256
Series 2014, Ref. RB	4.00%	06/01/2029	3,360	3,377,466
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	510	510,894
Series 2002, RB	6.00%	06/01/2042	4,735	4,743,293
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	3,865	3,871,758
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	1,200	1,469,619
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	225	225,395
California (State of) Department of Water Resources; Series 2020 BB, Ref. RB	5.00%	12/01/2023	7,500	8,207,029
California (State of) Department of Water Resources (Central Valley); Series 1972, RB	5.25%	07/01/2022	120	120,494
California (State of) Educational Facilities Authority (California College of the Arts);
Series 2012, RB(a)(b)	5.00%	06/01/2022	400	409,323
Series 2012, RB(a)	5.00%	06/01/2022	1,135	1,161,453
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	852,440
California (State of) Educational Facilities Authority (Southwestern University); Series 2003, Ref. RB	5.00%	11/01/2023	55	55,181
California (State of) Health Facilities Financing Authority; Series 2014 A, RB	5.00%	10/01/2029	500	561,288
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2013 A, RB	4.00%	03/01/2027	2,140	2,234,665
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2043	5,045	5,267,697
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	2,045,193
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2038	3,000	3,580,844
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	1,988,632
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,407,059
California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center);
Series 2011 B, RB (INS - Cal-Mortgage)(c)	4.30%	12/01/2023	15	15,047
Series 2011 B, RB (INS - Cal-Mortgage)(c)	4.45%	12/01/2024	10	10,032
California (State of) Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center, Inc.); Series 1998 A, RB (INS - NATL)(c)	5.25%	06/01/2023	10	10,028
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2027	500	537,163
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2017 A, Ref. RB	4.00%	11/15/2040	6,000	6,974,780
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	2,228,874
Series 2017 A, Ref. RB	5.00%	11/15/2033	3,000	3,710,404
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,850,641
Series 2017 A, Ref. RB	5.00%	11/15/2037	4,490	5,530,464
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	4,836	5,818,369
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group); Series 2015 A, Ref. RB	5.00%	11/01/2041	4,500	4,890,981
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,813,193
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	929,142
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	1,086,150
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	881,674
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	1,082,294
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	$ 5,000	$ 5,858,939
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,140,794
California (State of) Municipal Finance Authority (Biola University);
Series 2013, RB	5.00%	10/01/2029	335	359,624
Series 2013, RB	5.00%	10/01/2030	465	498,558
California (State of) Municipal Finance Authority (CHF -Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2040	3,080	3,836,450
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2033	6,385	7,982,521
Series 2018, RB	5.00%	05/15/2037	2,500	3,066,398
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2032	2,120	2,664,064
Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2033	2,000	2,509,487
Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2034	1,260	1,578,555
Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2036	1,900	2,374,156
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,623,910
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	4,102,524
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	4,216,449
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,407,216
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,802,813
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,599,397
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(a)(b)	5.00%	01/01/2022	190	190,752
Series 2011, RB	5.00%	01/01/2028	40	40,136
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(e)	5.00%	12/31/2033	8,385	10,066,405
Series 2018 A, RB(e)	5.00%	12/31/2034	6,500	7,786,405
Series 2018, RB(e)	5.00%	12/31/2035	2,700	3,231,109
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	484,317
Series 2015, RB	5.00%	11/01/2035	1,100	1,206,026
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,167,816
Series 2017 A, RB	5.25%	11/01/2029	750	883,174
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities);
Series 2016, Ref. RB (INS - BAM)(c)	5.00%	08/01/2033	1,580	1,868,899
Series 2016, Ref. RB (INS - BAM)(c)	5.00%	08/01/2035	1,715	2,021,715
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(e)	4.00%	07/15/2029	1,100	1,257,710
California (State of) Pollution Control Finance Authority; Series 2012, RB(e)(f)	5.00%	07/01/2030	5,000	5,362,062
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/07/2018; Cost $1,017,842)(e)(f)(g)(h)	7.00%	07/01/2022	1,000	600,000
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(e)(f)(g)(h)	7.50%	07/01/2032	4,000	2,400,000
Series 2020, RB (Acquired 10/06/2020; Cost $600,429)(e)(f)(h)	7.50%	07/01/2032	630	535,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(f)	5.00%	07/01/2039	1,500	1,807,779
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(c)(e)	5.50%	12/01/2026	1,030	1,032,464
California (State of) Public Finance Authority;
Series 2019 A, RB(f)	6.25%	07/01/2054	3,000	3,445,713
Series 2020 A, RB(f)	4.25%	07/01/2030	1,415	1,504,230
California (State of) Public Finance Authority (Enso Village);
Series 2021 B-3, RB(f)	2.13%	11/15/2027	1,000	1,009,233
Series 2021, RB(f)	3.13%	05/15/2029	1,000	1,013,934
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(f)	5.00%	11/15/2036	500	588,699
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(f)	5.00%	07/01/2036	600	645,139
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Works Board;
Series 2015 A, RB	5.00%	06/01/2023	$ 1,860	$ 1,991,796
Series 2022 A, Ref. RB	5.00%	08/01/2035	3,540	4,609,974
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,061
Series 2004 B, RB	5.13%	06/01/2029	45	45,184
Series 2005 E, RB (INS - BHAC)(c)	5.00%	10/01/2024	50	50,200
Series 2007 B, RB (INS - NATL)(c)	4.25%	03/01/2026	5	5,016
Series 2007 B, RB (INS - NATL)(c)	5.00%	03/01/2027	50	50,200
California (State of) Public Works Board (Department of Mental Health); Series 2003 B, RB	5.25%	04/01/2023	10	10,041
California (State of) Public Works Board (Department of State Hospitals-Coalinga); Series 2013 E, RB	5.00%	06/01/2025	3,000	3,203,675
California (State of) Public Works Board (Judicial Council of California);
Series 2011 D, RB(a)(b)	5.25%	12/01/2021	3,000	3,000,000
Series 2013 A, RB	5.00%	03/01/2026	875	924,446
California (State of) Public Works Board (Various Capital);
Series 2012 A, RB(a)	5.00%	04/01/2026	275	279,389
Series 2012 G, Ref. RB(a)	5.00%	11/01/2027	9,240	9,649,006
Series 2012 G, Ref. RB(a)	5.00%	11/01/2030	1,430	1,493,299
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(f)	5.00%	10/01/2022	175	180,541
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(f)	5.50%	07/01/2027	1,075	1,206,838
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(f)	5.00%	07/01/2032	1,705	1,986,528
California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2022	75	76,732
Series 2020 B, RB	4.00%	09/02/2023	205	215,345
Series 2020 B, RB	4.00%	09/02/2024	215	231,309
Series 2020 B, RB	4.00%	09/02/2025	225	247,046
Series 2020 B, RB	4.00%	09/02/2026	230	257,054
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	5.13%	07/01/2022	80	80,300
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,031,954
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	209,463
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(c)(e)	5.20%	06/01/2036	835	837,070
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	2,910	2,955,361
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(f)	5.00%	07/01/2029	900	976,713
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2002 B, RB (INS - AGM)(c)	5.25%	10/01/2027	5	5,021
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program); Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,924,011
California (State of) Statewide Communities Development Authority (Total Road Improvement Program);
Series 2012 B, COP(a)(b)	5.25%	06/01/2022	515	527,904
Series 2012 B, COP(a)(b)	5.25%	06/01/2022	545	558,656
Series 2012 B, COP(a)(b)	5.25%	06/01/2022	490	502,278
Series 2012 B, COP(a)(b)	5.25%	06/01/2022	575	589,407
Series 2012 B, COP(a)(b)	5.25%	06/01/2022	605	620,159
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,777,934
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 A, RB	6.00%	05/01/2037	3,310	3,324,834
California State University; Series 2019 A, RB	4.00%	11/01/2041	3,480	4,127,555
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails); Series 2020, RB	4.00%	09/01/2037	415	472,840
Carlsbad (City of), CA Housing & Redevelopment Commission; Series 1993, RB (INS - NATL)(c)	5.30%	09/01/2023	10	10,107
Carson (City of), CA (Assessment District No. 92-1); Series 1992, RB	7.38%	09/02/2022	10	10,150
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Cathedral (City of), CA Redevelopment Agency Successor Agency;
Series 2021 A, Ref. RB (INS - BAM)(c)	4.00%	08/01/2033	$ 1,500	$ 1,785,014
Series 2021 A, Ref. RB (INS - BAM)(c)	4.00%	08/01/2034	1,000	1,189,404
Series 2021 A, Ref. RB (INS - BAM)(c)	4.00%	08/01/2035	200	231,388
Cerritos (City of), CA Public Financing Authority; Series 2002 A, RB (INS - AMBAC)(c)	4.55%	11/01/2024	5	5,014
Cerritos Community College District (Election of 2018); Series 2019 A, GO Bonds	4.00%	06/01/2043	5,000	5,815,979
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2028	1,230	1,421,675
Series 2015 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2029	1,280	1,478,952
Series 2015 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2030	900	1,039,888
Series 2015 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2031	950	1,096,517
Cloverdale Unified School District (Election of 2018); Series 2019 A, GO Bonds	5.25%	08/01/2044	3,500	4,340,469
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(c)	4.70%	04/01/2032	15	15,042
Compton (City of), CA; Series 1998, Ref. RB (INS - NATL)(c)	5.38%	09/01/2023	120	120,515
Compton Community College District; Series 2012, Ref. GO Bonds(a)(b)	5.00%	07/01/2022	1,310	1,346,989
Coronado Community Development Agency Successor Agency; Series 2018 A, Ref. RB	5.00%	09/01/2033	2,625	3,003,911
Cypress (City of), CA (Cypress Business and Professional Center Assessment District); Series 1998, RB	5.70%	09/02/2022	5	5,016
Delano Joint Union High School District; Series 2003 A, Ref. GO Bonds (INS - NATL)(c)	5.10%	02/01/2023	975	1,027,534
Desert Hot Springs (City of), CA Redevelopment Agency Successor Agency; Series 2017, Ref. RB (INS - BAM)(c)	5.00%	09/01/2030	1,215	1,466,586
Dixon (City of), CA; Series 2019, RB	5.00%	09/01/2049	2,400	2,814,393
Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(c)	5.13%	08/01/2028	45	45,265
East Bay Municipal Utility District Water System Revenue; Series 2015 A, Ref. RB	4.00%	06/01/2033	2,060	2,303,199
East Bay Municipal Utility District Water System Revenue (Green Bonds); Series 2019 A, RB	5.00%	06/01/2023	2,390	2,560,472
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	642,391
Series 2012, Ref. RB	5.00%	09/01/2027	790	818,226
El Monte Union High School District; Series 2019 A, GO Bonds	4.00%	06/01/2037	1,440	1,655,314
Eureka (City of), CA Public Financing Authority; Series 2011, RB	5.00%	10/01/2041	3,000	3,010,804
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	341,450
Series 2017, RB	5.00%	09/01/2029	175	208,066
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(c)	5.00%	04/01/2030	675	808,097
Series 2017 A, Ref. RB (INS - AGM)(c)	5.00%	04/01/2031	1,000	1,194,078
Series 2017 A, Ref. RB (INS - AGM)(c)	5.00%	04/01/2032	500	595,950
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	500	511,064
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	1,850	2,258,105
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	6,560	7,944,495
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	2,090	2,516,362
Granada Sanitary District (2003 Reassessment & Ref.); Series 2003 A, RB	6.13%	09/02/2022	5	5,068
Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	2,645	2,690,081
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	251,019
Series 2021, Ref. RB	4.00%	09/01/2028	255	291,672
Series 2021, Ref. RB	4.00%	09/01/2032	335	385,252
Series 2021, Ref. RB	4.00%	09/01/2035	400	458,326
Series 2021, Ref. RB	4.00%	09/01/2036	200	228,828
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	20	20,235
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,058,684
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,118,786
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,282,447
Huntington Beach (City of), CA Redevelopment Agency; Series 1999, Ref. RB (INS - AGM)(c)	5.00%	08/01/2024	10	10,040
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2022	10	10,039
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,735	2,847,539
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	$ 8,650	$ 9,070,893
Irvine (City of), CA; Series 2014, RB	5.00%	09/01/2039	1,000	1,103,118
Irvine (City of), CA (Reassessment District No. 13-1); Series 2013, RB	5.00%	09/02/2025	710	767,764
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1); Series 2014, RB	5.00%	09/01/2044	500	551,397
Jurupa (City of), CA Community Services District; Series 2013 A, RB	5.00%	09/01/2042	1,000	1,027,851
Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB	5.00%	09/01/2042	1,000	1,111,825
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	114,811
Series 2021 A, RB	4.00%	09/01/2033	100	114,604
Series 2021 A, RB	4.00%	09/01/2034	165	188,828
Series 2021 A, RB	4.00%	09/01/2036	180	205,517
Series 2021 A, RB	4.00%	09/01/2038	385	437,879
Series 2021 A, RB	4.00%	09/01/2039	135	153,327
Series 2021 A, RB	4.00%	09/01/2040	140	159,146
La Canada Unified School District; Series 2020 B, GO Bonds	4.00%	08/01/2037	1,000	1,189,898
La Mesa (City of), CA (Assessment District No. 98-1); Series 1998, RB	5.75%	09/02/2023	15	15,176
Lodi (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.25%	10/01/2026	2,000	2,031,406
Lodi Unified School District (Election of 2016); Series 2017, GO Bonds	4.00%	08/01/2041	3,740	4,312,223
Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2027	850	955,673
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	30	30,104
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.25%	11/15/2023	1,435	1,569,052
Series 2007 A, RB	5.50%	11/15/2037	100	148,597
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,135
Los Angeles (City of), CA;
Series 2012 B, Ref. RB	5.00%	06/01/2024	1,575	1,613,053
Series 2012 B, Ref. RB	5.00%	06/01/2024	450	460,804
Series 2012 B, Ref. RB	5.00%	06/01/2029	595	609,012
Series 2012 C, Ref. RB	5.00%	06/01/2025	1,440	1,474,498
Series 2013 A, Ref. RB	5.00%	06/01/2027	1,400	1,499,858
Los Angeles (City of), CA (FHA Insured Mortgage Loans - Section 8 Assisted);
Series 1993 1, Ref. RB (INS - NATL)(c)	6.50%	07/01/2022	5	5,024
Series 1993 II-A, Ref. RB (INS - NATL)(c)	5.35%	07/01/2022	5	5,019
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	10	10,095
Los Angeles (City of), CA Department of Airports;
Series 2012 B, RB	5.00%	05/15/2030	500	510,798
Series 2012 B, RB	4.00%	05/15/2032	7,040	7,162,017
Series 2018 B, Ref. RB(e)	5.00%	05/15/2034	1,000	1,233,236
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2013 A, RB(e)	5.00%	05/15/2033	3,500	3,720,774
Series 2018 A, RB(e)	5.25%	05/15/2038	3,565	4,429,649
Series 2018 D, Ref. RB(e)	5.00%	05/15/2030	9,000	11,341,836
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, Ref. RB	5.00%	07/01/2024	1,260	1,294,977
Series 2012 A, Ref. RB	5.00%	07/01/2026	895	920,058
Series 2012 A, Ref. RB	5.00%	07/01/2028	600	616,799
Series 2012 B, RB	5.00%	07/01/2038	5,000	5,139,691
Series 2012 B, RB	5.00%	07/01/2043	1,285	1,320,288
Series 2012 C, RB	5.00%	07/01/2024	850	873,899
Series 2012 C, RB	5.00%	07/01/2025	1,965	2,020,250
Series 2018 A, Ref. RB	5.00%	07/01/2038	5,000	6,148,168
Series 2018 D, Ref. RB	5.00%	07/01/2023	1,000	1,075,484
Los Angeles (County of), CA Metropolitan Transportation Authority;
Series 2013 B, RB	4.38%	07/01/2037	500	530,605
Series 2019 C, Ref. RB	5.00%	07/01/2023	1,405	1,511,055
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds);
Series 2020 A, RB	4.00%	06/01/2035	$ 1,000	$ 1,220,723
Series 2020 A, RB	4.00%	06/01/2036	1,000	1,216,341
Series 2020 A, RB	4.00%	06/01/2037	3,750	4,551,078
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds);
Series 2020 A, RB	5.00%	12/01/2023	1,250	1,368,365
Series 2020 A, RB	4.00%	12/01/2039	3,000	3,622,333
Series 2020 A, RB	4.00%	12/01/2040	4,000	4,810,048
Los Angeles Community College District; Series 2016, Ref. GO Bonds	4.00%	08/01/2037	3,000	3,454,568
Los Angeles Unified School District;
Series 2020 C, GO Bonds	4.00%	07/01/2039	5,005	6,002,645
Series 2020 C, GO Bonds	4.00%	07/01/2040	6,625	7,926,154
Madera (County of), CA (Valley Children’s Hospital);
Series 1995, COP (INS - NATL)(c)	5.75%	03/15/2028	455	490,245
Series 1998, COP (INS - NATL)(c)	5.00%	03/15/2023	430	433,692
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(c)	5.00%	09/01/2027	1,285	1,385,932
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	391,480
Series 2018 B, RB	5.00%	09/01/2033	250	287,853
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2028	20	20,019
Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(c)	5.00%	11/01/2023	125	128,325
Monrovia (City of), CA Redevelopment Agency Successor Agency (Central Redevelopment - Project Area No. 1); Series 2013, Ref. RB	5.00%	08/01/2026	1,000	1,029,513
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2036	310	371,762
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2037	495	592,230
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2038	555	661,749
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2039	470	559,233
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2040	600	709,364
Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2035	1,000	1,202,953
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(c)	4.50%	06/01/2026	10	10,033
M-S-R Public Power Agency; Series 1991 E, RB(a)	6.00%	07/01/2022	15	15,506
Municipal Improvement Corp. of Los Angeles; Series 2020 B, RB	5.00%	11/01/2040	1,985	2,559,398
Napa Valley Unified School District; Series 2019 C, GO Bonds (INS - AGM)(c)	4.00%	08/01/2040	3,500	3,993,252
Natomas Unified School District; Series 2014, Ref. GO Bonds (INS - BAM)(c)	5.00%	08/01/2026	760	817,893
Northern California Energy Authority; Series 2018 A, RB(b)	4.00%	07/01/2024	5,000	5,421,051
Northern California Power Agency (Hydroelectric); Series 2012 A, Ref. RB	5.00%	07/01/2031	1,425	1,464,897
Northern California Tobacco Securitization Authority; Series 2021 B1, Ref. RB	4.00%	06/01/2049	1,750	1,993,499
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.38%	12/01/2025	835	837,422
Oakland (Port of), CA; Series 2012 P, Ref. RB(e)	5.00%	05/01/2033	1,000	1,019,752
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds(a)(b)	5.00%	08/01/2025	1,000	1,163,084
Series 2016, Ref. GO Bonds (INS - BAM)(c)	5.00%	08/01/2030	5,000	5,985,351
Oakland Unified School District (Election of 2006); Series 2012 A, GO Bonds	5.00%	08/01/2022	225	232,090
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	685	731,356
Series 2013 A, Ref. RB	5.00%	09/01/2027	745	793,480
Series 2013 A, Ref. RB	5.00%	09/01/2028	805	855,377
Orange (City of), CA (Community Facilities District No. 91-2 - Serrano Heights Public Improvements); Series 2013, Ref. RB	5.00%	10/01/2028	1,495	1,554,309
Orange (City of), CA Community Facilities District (Serrano Heights Public Improvements); Series 2013, Ref. RB	5.00%	10/01/2025	1,720	1,788,235
Orange County Water District; Series 2019 A, COP	2.00%	08/15/2023	2,250	2,297,650
Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGM)(c)	5.00%	06/01/2029	2,000	2,215,357
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	3.00%	09/01/2022	$ 250	$ 253,952
Series 2021 A, Ref. RB	3.00%	09/01/2023	270	278,852
Series 2021 A, Ref. RB	3.00%	09/01/2024	280	292,979
Series 2021 A, Ref. RB	4.00%	09/01/2025	290	317,288
Palo Alto (City of), CA; Series 1999 A, Ref. RB (INS - AMBAC)(c)	5.25%	06/01/2024	15	15,382
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,904,980
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(c)	6.00%	08/01/2027	185	211,359
Series 2014 A, GO Bonds (INS - BAM)(c)	6.00%	08/01/2028	205	234,091
Perris Union High School District; Series 2019 A, GO Bonds (INS - AGM)(c)	4.00%	09/01/2040	2,000	2,371,307
Poway Unified School District Public Financing Authority;
Series 2013, RB	5.00%	09/15/2025	845	914,201
Series 2013, RB	5.00%	09/15/2029	1,175	1,269,467
Rancho California Water District Financing Authority; Series 2019 A, Ref. RB	4.00%	08/01/2039	3,200	3,866,043
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1); Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,806,814
Rancho Mirage (City of), CA (Reassessment District No. R22-85);
Series 2002, Ref. RB	5.75%	09/02/2022	5	5,051
Series 2002, Ref. RB	5.75%	09/02/2026	20	20,183
Rancho Mirage (City of), CA (Reassessment District No. R25-90); Series 1998, Ref. RB	5.50%	09/02/2024	5	5,037
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,082
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	708,330
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	5,980	6,977,962
Riverside (City of), CA (Riverwalk Auto Center Assessment District);
Series 2012, Ref. RB	5.00%	09/02/2023	315	318,397
Series 2012, Ref. RB	5.00%	09/02/2024	335	338,487
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	202,769
Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,710,117
Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,203,728
Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.00%	09/01/2028	450	463,387
Riverside (County of), CA Community Facilities Districts (Scott Road); Series 2013, RB	5.00%	09/01/2042	3,000	3,079,452
Riverside Unified School District;
Series 2020, RB	4.00%	09/01/2034	500	571,019
Series 2020, RB	4.00%	09/01/2037	500	568,801
Series 2020, RB	4.00%	09/01/2040	350	397,041
Series 2021, RB	4.00%	09/01/2035	295	334,113
Series 2021, RB	4.00%	09/01/2036	305	345,180
Series 2021, RB	4.00%	09/01/2037	320	361,587
Series 2021, RB	4.00%	09/01/2038	330	372,417
Series 2021, RB	4.00%	09/01/2039	345	388,599
Series 2021, RB	4.00%	09/01/2040	190	213,425
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	390,995
Series 2013, RB	5.00%	09/01/2026	440	470,411
Series 2013, RB	5.00%	09/01/2027	405	432,084
Series 2013, RB	5.00%	09/01/2028	500	532,367
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	266,400
Series 2020, RB	4.00%	09/01/2035	275	310,977
Series 2020, RB	4.00%	09/01/2037	320	360,838
Roseville (City of), CA Natural Gas Financing Authority;
Series 2007, RB	5.00%	02/15/2023	80	84,424
Series 2007, RB	5.00%	02/15/2024	265	291,078
Series 2007, RB	5.00%	02/15/2025	100	113,680
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom);
Series 2019, RB	4.00%	06/01/2034	$ 1,265	$ 1,453,594
Series 2019, RB	4.00%	06/01/2037	1,760	2,011,498
Sacramento (City of), CA Financing Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	1,943,502
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	897,484
Series 2013 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2026	785	828,751
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	480,124
Sacramento (City of), CA Municipal Utility District;
Series 2012 Y, Ref. RB	5.00%	08/15/2026	660	682,146
Series 2012 Y, Ref. RB	5.00%	08/15/2028	1,000	1,033,409
Series 2012 Y, Ref. RB	5.00%	08/15/2030	1,800	1,859,876
Series 2012 Y, Ref. RB	5.00%	08/15/2032	1,500	1,549,680
Series 2012 Y, Ref. RB	5.00%	08/15/2033	3,620	3,739,633
Series 2015, Ref. RB	5.00%	07/01/2030	1,235	1,425,224
Sacramento (City of), CA Suburban Water District; Series 2012 A, Ref. RB	4.00%	11/01/2027	120	123,931
Sacramento (County of), CA;
Series 1991 A, RB(a)(e)	7.25%	10/01/2023	1,730	1,843,647
Series 2018 C, Ref. RB(e)	5.00%	07/01/2037	2,200	2,692,708
Series 2018 C, Ref. RB(e)	5.00%	07/01/2038	3,800	4,649,892
Sacramento (County of), CA (Juvenile Courthouse);
Series 2003, COP (INS - AMBAC)(c)	5.00%	12/01/2021	795	795,000
Series 2003, COP (INS - AMBAC)(c)	5.00%	12/01/2022	555	557,004
Series 2003, COP (INS - AMBAC)(c)	5.00%	12/01/2023	430	431,482
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(c)(e)	5.25%	06/01/2027	255	255,395
Sacramento (County of), CA Public Financing Authority;
Series 2003 A, RB (INS - NATL)(c)	5.00%	12/01/2022	5	5,017
Series 2003 A, RB (INS - NATL)(c)	5.13%	12/01/2028	15	15,049
Salinas (City of), CA Redevelopment Agency; Series 1996 A, RB (INS - AGM)(c)	5.50%	11/01/2023	45	45,183
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 1999, Ref. COP (INS - NATL)(c)	5.50%	09/01/2024	190	190,802
Series 2005 A, Ref. RB (INS - AGM)(c)	5.75%	10/01/2023	180	197,448
San Bernardino (City of), CA Redevelopment Agency Successor Agency; Series 1995, RB(e)	7.88%	07/01/2025	15	15,066
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(c)	5.00%	09/01/2028	285	328,846
San Bernardino Joint Powers Financing Authority;
Series 2005 B, Ref. RB (INS - AGM)(c)	5.75%	10/01/2022	50	52,153
Series 2005 B, Ref. RB (INS - AGM)(c)	5.75%	10/01/2023	70	76,785
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(a)(b)	6.50%	12/01/2021	2,500	2,500,000
Series 2011, RB(a)(b)	7.50%	12/01/2021	1,000	1,000,000
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	112,052
Series 2021, Ref. RB	4.00%	09/01/2027	100	113,225
Series 2021, Ref. RB	4.00%	09/01/2028	100	114,450
Series 2021, Ref. RB	4.00%	09/01/2029	100	115,601
Series 2021, Ref. RB	4.00%	09/01/2030	100	116,812
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2022	165	166,648
Series 2013, Ref. RB	5.00%	09/02/2023	175	176,695
Series 2013, Ref. RB	5.00%	09/02/2024	185	186,746
Series 2013, Ref. RB	5.00%	09/02/2025	190	191,714
Series 2013, Ref. RB	5.13%	09/02/2026	205	206,841
Series 2013, Ref. RB	5.13%	09/02/2027	215	216,863
Series 2013, Ref. RB	5.25%	09/02/2028	225	226,946
Series 2013, Ref. RB	5.38%	09/02/2029	240	242,084
Series 2013, Ref. RB	5.38%	09/02/2030	250	252,137
Series 2013, Ref. RB	5.50%	09/02/2031	260	262,275
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Series 2013, Ref. RB	5.50%	09/02/2032	$ 280	$ 282,442
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	583,322
Series 2013, Ref. RB	5.00%	09/01/2027	610	650,243
Series 2013, Ref. RB	5.00%	09/01/2028	640	680,970
Series 2013, Ref. RB	5.00%	09/01/2030	720	765,161
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,445,585
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,155,641
San Diego (City of), CA Redevelopment Agency Successor Agency; Series 2003 B, RB	5.25%	09/01/2026	95	95,399
San Diego (County of), CA Regional Airport Authority;
Series 2013 B, RB(a)(b)(e)	5.00%	07/01/2023	1,520	1,631,217
Series 2017 B, RB(e)	5.00%	07/01/2037	1,000	1,198,977
Series 2020, Ref. RB	5.00%	07/01/2040	2,000	2,562,174
San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(c)	4.75%	05/01/2028	95	95,315
San Diego (County of), CA Water Authority (Green Bonds); Series 2021 B, Ref. RB	4.00%	05/01/2035	4,000	4,961,178
San Francisco (City & County of), CA;
Series 2012 D, GO Bonds	5.00%	06/15/2024	1,175	1,205,785
Series 2012 D, GO Bonds	5.00%	06/15/2025	1,175	1,205,527
Series 2012 D, GO Bonds	5.00%	06/15/2026	1,200	1,231,176
Series 2017 B, COP	4.00%	04/01/2042	2,250	2,511,011
Series 2021 A, COP	4.00%	04/01/2038	5,010	5,938,628
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	20	20,815
San Francisco (City & County of), CA (Earthquake Safety & Emergency); Series 2014 D, GO Bonds	4.00%	06/15/2031	750	764,663
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2013 A, RB(e)	5.50%	05/01/2028	3,330	3,563,925
Series 2012 A, Ref. RB(e)	5.00%	05/01/2025	620	631,957
Series 2012 A, Ref. RB(e)	5.00%	05/01/2026	1,430	1,457,579
Series 2012 A, Ref. RB(e)	5.00%	05/01/2027	1,000	1,019,286
Series 2018 D, RB(e)	5.25%	05/01/2048	8,000	9,798,835
Series 2019 A, RB(e)	5.00%	05/01/2037	8,000	9,930,573
San Francisco (City & County of), CA Public Utilities Commission; Series 2013 B, RB	4.00%	10/01/2035	16,695	17,219,861
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 A, Ref. RB	5.00%	08/01/2023	500	514,817
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(i)	0.00%	08/01/2036	1,245	559,642
San Francisco Bay Area Rapid Transit District;
Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	3,085	3,594,235
Series 2019 A, RB	4.00%	07/01/2038	3,390	3,915,338
Series 2019 A, RB	4.00%	07/01/2039	2,075	2,393,276
San Francisco Community College District (Election of 2020); Series 2020 A, GO Bonds	4.00%	06/15/2045	3,045	3,536,552
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	1,094,279
San Jose (City of), CA;
Series 2017 A, Ref. RB(e)	5.00%	03/01/2035	500	595,516
Series 2017 A, Ref. RB(e)	5.00%	03/01/2036	1,000	1,190,298
Series 2017 A, Ref. RB(e)	5.00%	03/01/2037	1,250	1,486,447
San Jose (City of), CA (Almaden Senior Housing Apartments); Series 2001 G, RB(b)(e)	5.35%	07/15/2022	200	200,231
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(e)	6.10%	01/01/2031	25	25,019
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,855	1,860,048
San Jose Unified School District; Series 2016, Ref. GO Bonds	5.00%	08/01/2032	4,380	5,094,307
San Luis Obispo (County of), CA; Series 2007, COP (INS - AGM)(c)	4.25%	10/15/2026	15	15,043
Santa Barbara (County of), CA; Series 2018 B, COP(e)	5.25%	12/01/2032	9,600	12,016,420
Santa Clara (County of), CA Financing Authority;
Series 2018 A, RB	4.00%	04/01/2043	7,000	8,082,045
Series 2019 A, RB	5.00%	05/01/2024	3,560	3,965,853
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(e)	5.85%	08/01/2031	1,715	1,721,573
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,431,341
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2023	$ 635	$ 660,321
Series 2012, Ref. RB	5.00%	11/15/2024	325	337,660
Series 2012, Ref. RB	5.00%	11/15/2025	925	959,735
Series 2012, Ref. RB	5.00%	11/15/2027	785	812,410
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,209,565
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	15	15,014
Saugus Union School District;
Series 2013, Ref. RB	5.00%	09/01/2025	710	760,309
Series 2013, Ref. RB	5.00%	09/01/2026	770	822,663
Series 2013, Ref. RB	5.00%	09/01/2027	830	884,907
Series 2013, Ref. RB	5.00%	09/01/2028	895	951,972
Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(c)	4.00%	09/01/2038	650	750,106
Series 2021 A, RB (INS - BAM)(c)	4.00%	09/01/2041	260	298,475
Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	1,075	1,077,972
Sequoia Healthcare District; Series 1993, RB(a)	5.38%	08/15/2023	5	5,297
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(c)	5.00%	09/01/2030	25	25,088
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGM)(c)	5.63%	08/01/2029	1,020	1,105,761
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(c)	5.00%	10/01/2036	1,115	1,324,895
South Tahoe Joint Powers Financing Authority; Series 2014, Ref. RB (INS - AGM)(c)	4.00%	10/01/2034	500	538,841
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,477,288
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,519,836
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	2,275,269
Series 2019, Ref. RB	5.00%	06/01/2048	7,335	8,899,127
Stockton Unified School District; Series 2012, Ref. GO Bonds (INS - AGM)(c)	5.00%	07/01/2026	1,115	1,145,885
Sunnyvale (City of), CA; Series 1998 A, Ref. COP (INS - AMBAC)(c)	5.00%	10/01/2022	5	5,019
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	325,097
Series 2013, RB	5.00%	10/01/2026	415	449,558
Series 2013, RB	5.00%	10/01/2027	700	758,021
Series 2013, RB	5.00%	10/01/2028	1,465	1,585,306
Series 2013, RB	5.00%	10/01/2029	1,490	1,611,217
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2000-1 - Tejon Industrial Complex Public Improvements); Series 2012, Ref. RB	5.25%	09/01/2028	825	849,438
Three Rivers Levee Improvement Authority;
Series 2021, Ref. RB	4.00%	09/01/2026	220	245,441
Series 2021, Ref. RB	4.00%	09/01/2028	260	297,747
Series 2021, Ref. RB	4.00%	09/01/2030	300	347,133
Series 2021, Ref. RB	4.00%	09/01/2032	100	115,484
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	25	25,302
Series 2002, RB	6.25%	09/01/2032	25	25,088
Transbay Joint Powers Authority (Green Bonds); Series 2020 B, RB	2.40%	10/01/2049	4,385	4,386,504
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	30,019
Tustin (City of), CA Community Facilities District;
Series 2013, Ref. RB	5.00%	09/01/2024	420	453,471
Series 2013, Ref. RB	5.00%	09/01/2025	445	479,525
Series 2013, Ref. RB	5.00%	09/01/2026	470	506,239
Series 2013, Ref. RB	5.00%	09/01/2027	490	526,760
Series 2013, Ref. RB	5.00%	09/01/2028	515	552,336
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
University of California;
Series 2012 G, RB(a)(b)	5.00%	05/15/2022	$ 30	$ 30,658
Series 2012, RB(a)	5.00%	05/15/2024	1,120	1,144,512
Series 2013 AI, RB	5.00%	05/15/2038	900	958,263
Series 2015 I, Ref. RB	5.00%	05/15/2025	2,935	3,391,390
Series 2015 I, Ref. RB	5.00%	05/15/2028	6,000	6,937,470
University of California (Limited);
Series 2012, RB(a)(b)	5.00%	05/15/2022	10	10,219
Series 2012, RB(a)(b)	5.00%	05/15/2022	15	15,329
Series 2012, RB(a)	5.00%	05/15/2026	405	413,864
Series 2012, RB(a)	5.00%	05/15/2027	310	316,784
Vacaville (City of), CA Redevelopment Agency Successor Agency; Series 2000 A, Ref. RB	6.00%	11/01/2024	95	95,598
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	30	30,253
Series 2003 A, RB	6.13%	09/01/2034	30	30,219
Vernon (City of), CA; Series 2012 A, RB	5.13%	08/01/2033	850	870,270
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(c)	5.13%	12/01/2031	20	20,069
Vista Unified School District; Series 1998, COP (INS - AGM)(c)	5.13%	05/01/2023	5	5,097
Wasco (City of), CA Public Financing Authority; Series 1994, RB	7.50%	09/15/2023	5	5,019
Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,519,259
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2013, Ref. RB	5.00%	09/01/2025	835	894,166
Yosemite Community College District; Series 2015, Ref. GO Bonds	5.00%	08/01/2032	3,155	3,658,291
				810,540,877
Puerto Rico–3.38%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		4,919	4,953,176
Series 2002, RB	5.50%	05/15/2039		3,000	3,080,289
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(c)	6.00%	07/01/2027		370	374,128
Series 2006 A, Ref. GO Bonds(g)	5.00%	07/01/2022		200	195,250
Series 2006 A, Ref. GO Bonds(g)	5.00%	07/01/2049		130	128,375
Series 2007 A, Ref. GO Bonds(g)	5.00%	07/01/2049		1,000	976,250
Series 2009 A, Ref. GO Bonds(g)	5.63%	07/01/2031		560	557,900
Series 2011 E, Ref. GO Bonds(g)	6.00%	07/01/2029		2,000	2,005,000
Series 2011 E, Ref. GO Bonds(g)	5.38%	07/01/2030		100	96,750
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB (INS - AGC)(c)	6.13%	07/01/2024		30	31,842
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(c)	5.00%	07/01/2022		175	177,605
Series 2004 PP, Ref. RB (INS - NATL)(c)	5.00%	07/01/2025		470	476,995
Series 2005 RR, RB (INS - NATL)(c)	5.00%	07/01/2023		3,690	3,744,921
Series 2005 RR, RB (INS - NATL)(c)	5.00%	07/01/2024		520	527,740
Series 2005 SS, Ref. RB (INS - NATL)(c)	5.00%	07/01/2024		100	101,488
Series 2005 SS, Ref. RB (INS - NATL)(c)	5.00%	07/01/2025		25	25,372
Series 2007 UU, Ref. RB (INS - AGM)(c)	5.00%	07/01/2024		455	458,413
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 G, RB (INS - FGIC)(c)(j)	5.00%	07/01/2022		70	66,675
Series 2003, RB (INS - AGC)(c)	5.00%	07/01/2028		175	176,313
Series 2004 J, RB (INS - NATL)(c)	5.00%	07/01/2029		600	608,930
Series 2005 L, Ref. RB (INS - FGIC)(c)(j)	5.25%	07/01/2022		1,000	952,500
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(e)	6.63%	06/01/2026		2,365	2,447,775
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.00%	04/01/2022		100	101,595
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGM)(c)	4.75%	08/01/2022		40	40,200
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Public Finance Corp.;
Series 2011 B, RB(g)	6.00%	08/01/2024	$ 600	$ 13,650
Series 2011 B, RB(g)	6.00%	08/01/2025	1,400	31,850
Series 2011 B, RB(g)	6.00%	08/01/2026	3,300	75,075
Series 2011 B, RB(g)	5.50%	08/01/2031	1,750	39,813
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,438,427
Series 2018 A-1, RB	4.55%	07/01/2040	4	4,544
Series 2018 A-1, RB(i)	0.00%	07/01/2046	5	1,672
Series 2018 A-1, RB(i)	0.00%	07/01/2051	5	1,210
Series 2018 A-1, RB	4.75%	07/01/2053	4	4,533
Series 2018 A-1, RB	5.00%	07/01/2058	5	5,740
Series 2019 A-2, RB	4.54%	07/01/2053	46	51,540
Series 2019 A-2, RB	4.78%	07/01/2058	620	703,928
University of Puerto Rico;
Series 2006 P, Ref. RB (INS - NATL)(c)	5.00%	06/01/2024	100	101,488
Series 2006 P, Ref. RB	5.00%	06/01/2024	315	312,638
				28,091,590
Guam–0.26%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036		1,160	1,342,137
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2022		155	160,884
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2025		265	274,772
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2026		225	233,210
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2027		155	160,596
					2,171,599
Virgin Islands–0.08%
Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(c)	5.00%	10/01/2022		25	25,396
Series 2006, RB (INS - NATL)(c)	5.00%	10/01/2023		300	305,097
Series 2006, RB (INS - NATL)(c)	5.00%	10/01/2024		90	91,525
Series 2006, RB (INS - NATL)(c)	5.00%	10/01/2025		170	172,869
Series 2006, RB (INS - NATL)(c)	5.00%	10/01/2026		125	127,106
					721,993
Total Municipal Obligations (Cost $819,449,475)					841,526,059
U.S. Dollar Denominated Bonds & Notes–0.14%
California–0.14%
CalPlant I LLC;
Series 21A(f)	9.50%	10/12/2022		240	240,895
Series 21B(f)	9.50%	10/12/2022		905	907,842
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,145,000)					1,148,737
TOTAL INVESTMENTS IN SECURITIES(k)–101.33% (Cost $820,594,475)					842,674,796
OTHER ASSETS LESS LIABILITIES–(1.33)%					(11,085,757)
NET ASSETS–100.00%					$831,589,039
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(e)	Security subject to the alternative minimum tax.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $24,411,646, which represented 2.94% of the Fund’s Net Assets.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $7,119,913, which represented less than 1% of the Fund’s Net Assets.
(h)	Restricted security. The aggregate value of these securities at November 30, 2021 was $3,535,500, which represented less than 1% of the Fund’s Net Assets.
(i)	Zero coupon bond issued at a discount.
(j)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Build America Mutual Assurance Co.	5.13%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$841,526,059	$—	$841,526,059
U.S. Dollar Denominated Bonds & Notes	—	1,148,737	—	1,148,737
Total Investments in Securities	—	842,674,796	—	842,674,796
Other Investments - Assets
Investments Matured	—	122,010	—	122,010
Total Investments	$—	$842,796,806	$—	$842,796,806
Invesco Limited Term California Municipal Fund